Deposits, Prepayments and Other Current Assets - Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Deposits Prepayments And Other Current Assets Abstract
Deposits for purchase of vehicle	$ 0	$ 25,358	$ 25,267
Disposal proceeds receivable	1,060,078	0	0
Other current assets	156,511	0	0
Deposits, prepayments and other current assets	$ 1,216,589	$ 25,358	$ 25,267